Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

								Group
	Customer remediation	Litigation and other regulatory	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2023	90	136	4	47	74	22	7	380
Additional provisions (See Note 8)	45	28	46	16	4	56	168	363
Provisions released (See Note 8)	(8)	—	(8)	(6)	—	—	(1)	(23)
Utilisation and other	(21)	(32)	(95)	(10)	—	(46)	(167)	(371)
Recharge(1)	—	—	20	—	—	—	—	20
Reclassification from provisions to other assets	—	—	36	—	—	—	—	36
At 31 December 2023	106	132	3	47	78	32	7	405
Recharge in respect of the UK Bank Levy paid on behalf of other UK entities in the Banco Santander group